VESSELS UNDER FINANCE LEASE, NET - Outstanding Obligations Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finance Lease, Liability, Payment, Due [Abstract]
2020	$ 27,496
2021	32,236
2022	29,057
2023	24,481
2024	24,550
Thereafter	76,091
Minimum lease payments	213,911
Less: imputed interest	(45,203)
Present value of obligations under finance leases	$ 168,708	$ 7,435